Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Other Non-Current Assets [Abstract]
Prepayment for intent equity investment	[1]		$ 2,741,228
Prepaid construction fee		1,880,531	1,514,280
Long-term receivables due to disposal of Tianjin Jiahao		210,864	635,280
Long-term security deposit for land use right	[2]	612,803	606,445
Other non-current assets		$ 2,704,198	$ 5,497,233

[1]	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment. In January 2024, the Company completed the acquisition of 3.6553% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership).
[2]	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.